Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,017,500.00
Total Fee Amount	1,521.52
Total Offset Amount	0.00
Net Fee	$ 1,521.52
Offering Table N/A
Offset Table N/A	N/A